Document and Entity Information Document	Oct. 29, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	FIRST SOLAR, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33156
Entity Tax Identification Number	20-4623678
Entity Address, Address Line One	4300 E Camelback Road, Suite 220
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85018
City Area Code	602
Local Phone Number	414-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	FSLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001274494
Amendment Flag	false